Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Strategies Portfolio
March 31, 2024
VIPVS-NPRT1-0524
1.799889.120
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	139,600	4,938,308
Media - 1.1%
Interpublic Group of Companies, Inc.	160,400	5,233,852
Nexstar Media Group, Inc. Class A	19,500	3,359,655
		8,593,507
TOTAL COMMUNICATION SERVICES		13,531,815
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 1.6%
Aptiv PLC (b)	43,900	3,496,635
Atmus Filtration Technologies, Inc.	140,400	4,527,900
Autoliv, Inc.	36,500	4,395,695
		12,420,230
Automobiles - 1.0%
Harley-Davidson, Inc.	163,800	7,164,612
Hotels, Restaurants & Leisure - 1.3%
Hilton Grand Vacations, Inc. (b)	95,400	4,503,834
Marriott Vacations Worldwide Corp.	30,800	3,318,084
Red Rock Resorts, Inc.	37,200	2,225,304
		10,047,222
Household Durables - 1.2%
Tempur Sealy International, Inc. (c)	157,200	8,932,104
Leisure Products - 1.4%
BRP, Inc.	63,100	4,236,791
Brunswick Corp.	32,500	3,136,900
Topgolf Callaway Brands Corp. (b)	189,700	3,067,449
		10,441,140
Specialty Retail - 2.4%
Lithia Motors, Inc. Class A (sub. vtg.)	14,000	4,212,040
Signet Jewelers Ltd.	49,800	4,983,486
Upbound Group, Inc.	162,800	5,732,188
Victoria's Secret & Co. (b)(c)	175,800	3,407,004
		18,334,718
Textiles, Apparel & Luxury Goods - 1.6%
Gildan Activewear, Inc.	215,100	7,982,782
PVH Corp.	28,300	3,979,263
		11,962,045
TOTAL CONSUMER DISCRETIONARY		79,302,071
CONSUMER STAPLES - 4.6%
Consumer Staples Distribution & Retail - 1.2%
U.S. Foods Holding Corp. (b)	174,000	9,390,780
Food Products - 2.2%
Bunge Global SA	88,400	9,062,768
Darling Ingredients, Inc. (b)(c)	159,663	7,425,926
		16,488,694
Personal Care Products - 1.2%
Kenvue, Inc.	414,700	8,899,462
TOTAL CONSUMER STAPLES		34,778,936
ENERGY - 8.5%
Energy Equipment & Services - 3.2%
Expro Group Holdings NV (b)(c)	614,200	12,265,574
Tidewater, Inc. (b)	34,900	3,210,800
Valaris Ltd. (b)	120,000	9,031,200
		24,507,574
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (b)	259,600	7,528,400
Canadian Natural Resources Ltd. (c)	206,100	15,722,058
Targa Resources Corp.	74,300	8,320,857
Tourmaline Oil Corp.	183,900	8,597,975
		40,169,290
TOTAL ENERGY		64,676,864
FINANCIALS - 21.1%
Banks - 4.7%
East West Bancorp, Inc.	123,100	9,738,441
First Citizens Bancshares, Inc.	6,700	10,954,500
Popular, Inc.	69,300	6,104,637
U.S. Bancorp	198,300	8,864,010
		35,661,588
Capital Markets - 3.6%
Ameriprise Financial, Inc.	21,900	9,601,836
LPL Financial	30,800	8,137,360
Raymond James Financial, Inc.	42,700	5,483,534
UBS Group AG	118,980	3,659,705
		26,882,435
Consumer Finance - 2.7%
OneMain Holdings, Inc.	164,600	8,409,414
PROG Holdings, Inc.	118,071	4,066,365
SLM Corp.	355,000	7,735,450
		20,211,229
Financial Services - 5.0%
Apollo Global Management, Inc.	107,300	12,065,885
Global Payments, Inc.	79,700	10,652,702
NCR Atleos Corp.	221,800	4,380,550
Walker & Dunlop, Inc.	73,100	7,387,486
WEX, Inc. (b)	15,600	3,705,468
		38,192,091
Insurance - 5.1%
American Financial Group, Inc.	65,800	8,980,384
Assurant, Inc.	34,100	6,418,984
First American Financial Corp.	85,100	5,195,355
Globe Life, Inc.	32,400	3,770,388
Reinsurance Group of America, Inc.	32,305	6,230,988
The Travelers Companies, Inc.	35,800	8,239,012
		38,835,111
TOTAL FINANCIALS		159,782,454
HEALTH CARE - 7.0%
Health Care Providers & Services - 6.4%
AdaptHealth Corp. (b)	260,500	2,998,355
Centene Corp. (b)	197,100	15,468,408
Cigna Group	47,100	17,106,249
CVS Health Corp.	139,000	11,086,640
Humana, Inc.	5,800	2,010,976
		48,670,628
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (b)	35,900	4,323,078
TOTAL HEALTH CARE		52,993,706
INDUSTRIALS - 19.5%
Air Freight & Logistics - 1.1%
FedEx Corp.	28,800	8,344,512
Building Products - 2.7%
AZZ, Inc.	47,800	3,695,418
Builders FirstSource, Inc. (b)	51,900	10,823,745
Johnson Controls International PLC	95,800	6,257,656
		20,776,819
Commercial Services & Supplies - 1.4%
The Brink's Co.	63,400	5,856,892
Vestis Corp.	229,200	4,416,684
		10,273,576
Construction & Engineering - 2.8%
Fluor Corp. (b)	181,300	7,665,364
MDU Resources Group, Inc.	238,400	6,007,680
Willscot Mobile Mini Holdings (b)	158,100	7,351,650
		21,024,694
Electrical Equipment - 1.4%
Regal Rexnord Corp.	59,900	10,787,990
Ground Transportation - 3.2%
TFI International, Inc. (Canada)	56,200	8,961,795
U-Haul Holding Co. (non-vtg.)	104,000	6,934,720
XPO, Inc. (b)	65,900	8,041,777
		23,938,292
Machinery - 4.2%
Allison Transmission Holdings, Inc.	124,100	10,071,956
Barnes Group, Inc.	102,300	3,800,445
Chart Industries, Inc. (b)(c)	38,900	6,407,608
CNH Industrial NV	289,100	3,746,736
Gates Industrial Corp. PLC (b)	39,400	697,774
Timken Co.	83,500	7,300,405
		32,024,924
Professional Services - 0.5%
ManpowerGroup, Inc.	51,800	4,021,752
Trading Companies & Distributors - 2.2%
GMS, Inc. (b)	64,900	6,317,366
Herc Holdings, Inc.	22,800	3,837,240
WESCO International, Inc.	36,600	6,268,848
		16,423,454
TOTAL INDUSTRIALS		147,616,013
INFORMATION TECHNOLOGY - 4.4%
Communications Equipment - 1.7%
Ciena Corp. (b)	98,000	4,846,100
Lumentum Holdings, Inc. (b)	166,900	7,902,715
		12,748,815
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (b)	363,400	10,396,874
Semiconductors & Semiconductor Equipment - 0.7%
First Solar, Inc. (b)	32,300	5,452,240
Software - 0.6%
NCR Voyix Corp. (b)	367,500	4,641,525
TOTAL INFORMATION TECHNOLOGY		33,239,454
MATERIALS - 8.5%
Chemicals - 5.2%
Axalta Coating Systems Ltd. (b)	115,400	3,968,606
Celanese Corp. Class A	31,900	5,482,334
Methanex Corp. (c)	117,200	5,230,636
Olin Corp.	131,701	7,744,019
The Chemours Co. LLC	234,900	6,168,474
Tronox Holdings PLC	238,000	4,129,300
Westlake Corp.	43,200	6,600,960
		39,324,329
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	157,700	4,601,686
O-I Glass, Inc. (b)	260,700	4,325,013
		8,926,699
Metals & Mining - 1.1%
Compass Minerals International, Inc.	119,700	1,884,078
Constellium NV (b)	315,800	6,982,338
		8,866,416
Paper & Forest Products - 1.0%
Louisiana-Pacific Corp.	92,100	7,728,111
TOTAL MATERIALS		64,845,555
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Camden Property Trust (SBI)	59,500	5,854,800
Prologis, Inc.	51,547	6,712,450
Sun Communities, Inc.	26,200	3,368,796
Ventas, Inc.	204,500	8,903,930
Welltower, Inc.	117,800	11,007,232
		35,847,208
Real Estate Management & Development - 0.4%
Colliers International Group, Inc.	23,100	2,823,570
TOTAL REAL ESTATE		38,670,778
UTILITIES - 7.8%
Electric Utilities - 5.9%
Constellation Energy Corp.	93,133	17,215,637
Edison International	138,000	9,760,740
NextEra Energy, Inc.	107,600	6,876,716
PG&E Corp.	638,700	10,704,612
		44,557,705
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	527,000	9,449,110
Multi-Utilities - 0.7%
Sempra	68,600	4,927,538
TOTAL UTILITIES		58,934,353
TOTAL COMMON STOCKS (Cost $536,365,317)		748,371,999

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	10,522,081	10,524,185
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	27,142,939	27,145,654
TOTAL MONEY MARKET FUNDS (Cost $37,669,839)		37,669,839

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $574,035,156)	786,041,838
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(28,963,631)
NET ASSETS - 100.0%	757,078,207

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,938,308 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,784,486	54,054,578	46,314,879	72,576	-	-	10,524,185	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,579,892	66,409,031	55,843,269	151,443	-	-	27,145,654	0.1%
Total	19,364,378	120,463,609	102,158,148	224,019	-	-	37,669,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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